Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Fair Value of Assets Acquired and Liabilities Assumed Have Been Adjusted Retrospective to the Date of Acquisition [Abstract]
Summary of Purchase Price Allocations
The table below presents the purchase price allocation based on the best information available to the Group to date.

Identifiable assets acquired and liabilities assumed	Note	UPS Freight	Others*	December 31, 2021
Cash and cash equivalents		6	11,570	11,576
Trade and other receivables		328,468	23,806	352,274
Inventoried supplies and prepaid expenses		26,643	3,500	30,143
Property and equipment	8	1,186,198	86,872	1,273,070
Right-of-use assets	9	100,971	10,619	111,590
Intangible assets	10	18,856	25,914	44,770
Other assets		860	65	925
Trade and other payables		(208,928)	(14,470)	(223,398)
Income tax payable		302	(2,668)	(2,366)
Employee benefits	15	(65,849)	-	(65,849)
Provisions	16	(50,352)	(222)	(50,574)
Other non-current liabilities		(56)	(6)	(62)
Long-term debt	13	-	(3,484)	(3,484)
Lease liabilities	14	(100,971)	(10,619)	(111,590)
Deferred tax liabilities		(177,992)	(17,785)	(195,777)
Total identifiable net assets		1,058,156	113,092	1,171,248
Total consideration transferred		864,607	162,313	1,026,920
Goodwill	10	-	49,221	49,221
Bargain purchase gain		(193,549)	-	(193,549)
Cash		864,607	155,100	1,019,707
Contingent consideration		-	7,213	7,213
Total consideration transferred		864,607	162,313	1,026,920
* Includes non-material adjustments to prior year’s acquisitions

Disclosure of Valuation Techniques Used For Measuring The Fair Value Of Material Assets Acquired Regarding UPS Freight
The valuation techniques used for measuring the fair value of material land and buildings ($735.9 million) and customer relationships ($12.0 million) assets acquired regarding UPS Freight were as follows:

Assets acquired	Valuation technique	Key inputs
Land and buildings	Market comparison technique and cost technique: The valuation model considers market prices for comparable sites, when available, and considers depreciated replacement cost, which reflects adjustments for physical deterioration, when appropriate.	- Market prices for comparable sites - Average rebuild cost
Customer relationships	Excess earnings method: The valuation model considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.	- Forecasted revenue attributable to existing customers and relationships - Annual attrition rate - Forecasted operating margin - Discount rate

Disclosure of Goodwill Allocated To Segments Explanatory
The goodwill arising in the business combinations has been allocated to operating segments as indicated in the table below, which represents the lowest level at which goodwill is monitored internally.

Operating segment	Reportable segment	December 31, 2021*	December 31, 2020
Canadian Less-Than-Truckload	Less-Than-Truckload	(225)	3,872
Canadian Truckload	Truckload	4,079	-
U.S. Truckload	Truckload	2,846	330
Specialized Truckload	Truckload	42,546	33,718
Logistics	Logistics	(25)	135,403
		49,221	173,323
* Includes
non-material
adjustments to prior year’s acquisitions

Disclosure of information about fair value of assets acquired and liabilities assumed have been adjusted retrospective to the date of acquisition explanatory	Consequently, the fair value of certain assets acquired, and liabilities assumed of UPS Freight have been adjusted retrospective to the date of acquisition as follows:

	Provisional fair value included in the interim financial statements	Measurement period adjustment	Reassessed fair value
Cash and cash equivalents	6	-	6
Trade and other receivables	349,742	(21,274)	328,468
Inventoried supplies and prepaid expenses	30,660	(4,017)	26,643
Property and equipment	1,052,816	133,382	1,186,198
Right-of-use assets	100,971	-	100,971
Intangible assets	6,856	12,000	18,856
Other assets	860	-	860
Trade and other payables	(217,539)	8,611	(208,928)
Income tax payable	302	-	302
Employee benefits	(67,828)	1,979	(65,849)
Provisions	(50,352)	-	(50,352)
Other non-current liabilities	(56)	-	(56)
Lease liabilities	(100,971)	-	(100,971)
Deferred tax liabilities	(116,449)	(61,543)	(177,992)
Total identifiable net assets	989,018	69,138	1,058,156
Total consideration transferred	866,092	(1,485)	864,607
Bargain purchase gain	(122,926)	(70,623)	(193,549)
Total consideration transferred	866,092	(1,485)	864,607